Capital Stock - Schedule of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
Sep. 30, 2024 $ / shares shares
November 1, 2021 [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Exercisable | shares	365,000
Weighted Average Exercise Price | $ / shares	$ 4.1
Weighted Average Remaining Contractual Life (Years)	7 years 29 days
December 30, 2022 [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Exercisable | shares	90,000
Weighted Average Exercise Price | $ / shares	$ 2.21
Weighted Average Remaining Contractual Life (Years)	8 years 3 months
October 19, 2023 [Member]
Schedule of Stock Options Outstanding and Exercisable [Line Items]
Exercisable | shares	752,500
Weighted Average Exercise Price | $ / shares	$ 1.16
Weighted Average Remaining Contractual Life (Years)	9 years 29 days